S000010780 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	268 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	0.97%		2.01%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000029800 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.09%)	(0.09%)		1.31%
Performance Inception Date								Sep. 09, 2002
C000029800 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.09%)	(0.09%)		1.31%
Performance Inception Date								Sep. 09, 2002
C000029800 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.26%)	0.45%		1.55%
Performance Inception Date								Sep. 09, 2002
C000029803 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.32%	0.81%		1.89%
Performance Inception Date							Aug. 19, 2002
C000122571 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	0.82%		1.93%
Performance Inception Date						Nov. 08, 2012
C000174633 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.38%	0.87%		1.96%
Performance Inception Date				Mar. 01, 2017
C000255077 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.31%	0.81%		1.89%
Performance Inception Date	Oct. 02, 2024